ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of investments

As of December 31, 2014, the Company's major subsidiaries, VIEs and equity investments are listed below.

Name		Date of Incorporation	Place of Incorporation	% of Ownership held by the Company	Relationship with the Company	Principal activity
Subsidiaries
1	IFM Company Ltd. ("IFM Co.")	Oct 4, 1999	Cayman Islands	100%	Subsidiary	Holding franchise right
2	Beijing Aifeite International Franchise Consulting Company Ltd. ("IFM Beijing")	Mar 1, 2000	PRC	100%	Subsidiary	Real estate franchising
3	Genius Nation Investments Ltd. ("Genius")	May 18, 2006	British Virgin Islands	100%	Subsidiary	Investment holding
4	Shanghai Ruifeng Real Estate Investments Consultant Co., Ltd. ("Shanghai Ruifeng")	Sep 28, 2006	PRC	100%	Subsidiary	Real estate brokerage service
5	Beijing Anxin Ruide Real Estate Brokerage Co., Ltd. ("Beijing Anxin")	Oct 19, 2006	PRC	100%	Subsidiary	Real estate brokerage service
6	Shanghai Anshijie Real Estate Consultant Co., Ltd. ("Anshijie")	Nov 28, 2006	PRC	100%	Subsidiary	Investment holding
7	Beijing Kaisheng Jinglue Guarantee Co., Ltd., ("MMC BJ")	Aug 13, 2007	PRC	100%	Subsidiary	Real estate mortgage brokerage service
8	Kaisheng Jinglue (Shanghai) Investment Management Co., Ltd. ("MMC SH")	Apr 8, 2008	PRC	100%	Subsidiary	Real estate mortgage brokerage service

9	Beijing IFM International Real Estate Brokerage Co., Ltd. ("IFM BJ Broker")	May 27, 2008	PRC	100%	Subsidiary	Real estate franchising
10	Beijing IFM Investment Managements Limited ("IFM BJ Inv")	Sep 27, 2008	PRC	100%	Subsidiary	Investment holding
11	Shanghai Ruifeng Investment Managements Limited ("Ruifeng Inv")	Nov 20, 2008	PRC	100%	Subsidiary	Real estate brokerage service
12	Beijing Huachuang Xunjie Technology Co., Ltd. ("Huachuang")	July 16, 2009	PRC	100%	Subsidiary	Software development and licensing
13	Business Vision Management Consultants Limited ("BVMC")	Sep 18, 2009	HK	85%	Subsidiary	Investment holding
14	Beijing Kaicheng Huaxin Investment Consultants Limited ("PRI")	Oct 20, 2009	PRC	70%	Subsidiary	Primary residential properties market advisory service
15	Beijing Xinrui Shijiao Business Managements Consultant Co., Ltd. ("COM")	Jan 4, 2010	PRC	85%	Subsidiary	Commercial properties market advisory service
16	Shenzhen Kaian Investments Guarantee Co., Ltd ("Kaian")	Mar 10, 2010	PRC	100%	Subsidiary	Real estate mortgage brokerage service
17	Tianjin Shiji TianRe Investment Management Company Ltd. ("TianRe Co., Ltd.")	Jul 21, 2010	PRC	75%	Subsidiary	Fund management
18	Beijing Kudiantongfang Technology Co., Ltd. ("Kudian")	Apr 6,2011	PRC	100%	Subsidiary	Software development and licensing
19	GuangZhou Anshijie Real Estate Brokerage Co., Ltd. ("GZASJ")	Jun 10,2011	PRC	100%	Subsidiary	Real estate brokerage service
20	Sichuan Ruichangyuan Investment management Co., Ltd. ("CD Ruichuangyuan")	Jun 20,2011	PRC	100%	Subsidiary	Investment and management consulting
21	Beijing SG Xinrui Real Estate Brokerage Co., Ltd.	Aug 4,2011	PRC	55%	Subsidiary	Primary real estate agency service
22	City Integrated Residential Services (China) Limited ("CIR")*	Oct 25, 2000	HK	100%	Subsidiary	Investment holding

23	CIR Real Estate Consultant (Shenzhen) Co., Ltd. ("Shenzhen CIR")*	Sep 15, 2005	PRC	100%	Subsidiary	Real estate brokerage service
24	Shanghai Yaye Real Estate Brokerage Co., Ltd. ("IFM SH")*	Sep 29, 2002	PRC	100%	Subsidiary	Real estate franchising
25	Chengdu Yize Real Estate Brokerage Co., Ltd. ("IFM CD")*	Sept 4,2003	PRC	100%	Subsidiary	Real estate franchising
26	Chengdu Yichuan Real Estate Brokerage Co., Ltd. ("Chengdu Yichuan")*	Jun 28, 2006	PRC	100%	Subsidiary	Real estate brokerage service
27	Sichuan Yidao Real Estate Brokerage Co., Ltd.("MMC CD")*	Mar 4, 2004	PRC	100%	Subsidiary	Real estate mortgage brokerage service
28	SG International Investments Limited ("Shanggu")*	Jan 25,2011	Cayman Islands	55%	Subsidiary	Investment holding
29	SG Strategic Investments (Hong Kong) Limited ("SG HK")*	Feb 23,2011	HK	55%	Subsidiary	Investment holding
30	Beijing SG New Century Consulting Service Company*	May 19,2011	PRC	55%	Subsidiary	Primary real estate agency service
31	Shenzhen Quancheng Management Services Co.Ltd	Oct 30,2012	PRC	100%	Subsidiary	Real estate brokerage service
32	Sichuan Ruichuan Real Estate Brokerage Co., Ltd. ("Sichuan Ruichuan")*	Nov 23,2011	PRC	100%	Subsidiary	Real estate brokerage service
33	Shanghai Xinjie Real Estate Agency Ltd.	Jan 6,2013	PRC	100%	Subsidiary	Real estate brokerage service
34	Beijing Anxin Chuangfu Property management Co. Ltd.	Sep 22,2013	PRC	100%	Subsidiary	Real estate brokerage service
35	Tianxi ("Shanghai") Investment Managements Ltd.	Mar 31,2014	PRC	100%	Subsidiary	Investment holding
36	Shanghai Ruifeng Investments Consultant Co., Ltd.	May 22,2014	PRC	100%	Subsidiary	Real estate brokerage service
37	Beijing Anxin Ruifeng Real Estate Brokerage Co., Limited	Jul 21,2014	PRC	100%	Subsidiary	Real estate brokerage service
38	Qingdao Kaisheng Jinglue Investment Consultants Ltd.	Dec 23,2014	PRC	55%	Subsidiary	Real estate mortgage brokerage service

VIEs and VIEs' Subsidiaries
1	Beijing Huaxing Tianye Investment Management Co., Ltd ("Huaxing")	Sept 6, 2010	PRC	100%	VIE	Investment management
2	Beijing Kaisheng Chuangfu Investment Co., Ltd ("Chuangfu")	Sept 6, 2010	PRC	100%	VIE	Investment management
3	Beijing Longhe Weiye Real Estate Brokerage Co., Ltd. ("Anxin Inv")	Nov 24,2010	PRC	100%	VIE	Real estate brokerage service
4	Beijing Hui Jin Mortgage Limited Company ("Hui Jin")	Sep 10,2009	PRC	100%	Subsidiary	Real estate mortgage brokerage service
Equity Investments
1	Shaanxi Lide Industry Investments Co., Ltd. ("Xian")	Dec 12, 2006	PRC	10%	Investment under the equity method	Real estate franchising
2	Tianjin Shiji TianRe Equity Investment Fund Management Limited Partnership ("Fund Management Partnership")	July 21, 2010	PRC	75%	Investment under the equity method	Fund management
3	Tianjin Shiji TianRe Equity Fund Limited Partnership ("TianRe Fund I")	Aug 19, 2010	PRC	4.14%	Investment under the equity method	Fund investment
*	—The subsidiaries marked with * were acquired by the Group through business combination.